UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 62.69%

Business Services - 4.72%
4,000	Acxiom Co.	79,160
9,600	Aptimus, Inc.*	58,752
7,501	Computer Task Group, Inc.*	32,854
3,976	Infousa, Inc. *	36,937
4,000	Ipass, Inc.*	16,800
1,000	TNS, Inc.*	16,060
	TOTAL BUSINESS SERVICES	240,563

Chemicals & Allied Products - 3.86%
8,700	Bradley Pharmaceuticals, Inc.*	158,340
33,000	Inyx, Inc.*	1,221
365,500	Matritech, Inc.*	36,989
	TOTAL CHEMICALS & ALLIED PRODUCTS	196,550

Communications - 5.51%
3,000	Clear Channel Communications, Inc.	112,320
17,000	Semco Energy, Inc.*	134,130
2,500	Warwick Valley Telephone, Inc.	34,450
	TOTAL COMMUNICATIONS	280,900

Electric, Gas & Sanitary Services - 4.86%
40,000	Aquila, Inc.*	160,400
1,700	Northwestern Corp.	46,189
600	Texas Utilities Co.	41,082
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	247,671

Electronic & Other Electric Equipment - 4.66%
4,000	Avaya, Inc.*	67,840
600	Bel Fuse, Inc. Class A	21,960
2,000	Bel Fuse, Inc. Class B	69,320
2,000	Cherokee International Corp.*	6,780
40,000	Optical Communication Product, Inc.*	65,600
80,000	Three Five Systems, Inc.*	6,000
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	237,500

Finance, Insurance & Real Estate - 8.57%
1,000	Argo Group International Holdings, Ltd.	43,510
1,000	Carolina National Corp.*	19,000
23,894	Coast Financial Holdings, Inc.*	60,691
4,302	Cowlitz Bancorp.*	61,217
817	Massbank Corp.	30,229
6,000	North Atlanta National Bank *	118,740
2,000	PDS Finanical Corp. *	1,946
3,155	PHH Corp.	82,913
700	Sobieski Bancorp, Inc.*	470
4,060	Wilshire Enterprise, Inc.*	17,661
	TOTAL FINANCE, INSURANCE & REAL ESTATE	436,376

Manufacturing - 5.10%
3,600	Gencorp, Inc.*	43,056
3,500	Intertape Polymer Group, Inc.*	11,900
7,500	Iso Tis, Inc.*	53,400
10,000	National RV Holdings, Inc.*	4,400
887	Sequa Corp. Class A*	147,047
	TOTAL MANUFACTURING	259,803

Printing & Publishing - 3.92%
9,000	CCA Industries, Inc.	85,140
9,000	Topps Co., Inc.	87,210
1,000	Tribune Co.	27,320
	TOTAL PRINTING & PUBLISHING	199,670

Retail Trade - 13.29%
25,000	Back Yard Burgers, Inc.*	142,500
23,100	Champps Entertainment, Inc.	128,205
500	Cost-U-Less, Inc.*	5,780
3,200	Factory Card & Outlet Store Corp.*	52,129
5,000	Genesco, Inc.*	230,650
900	Pep Boys-Manny, Moe & Jack	12,627
3,000	Redenvelope, Inc.*	17,160
60,000	Samsonite Corp.	88,200
	TOTAL RETAIL TRADE	677,251

Services - 7.08%
5,000	Captaris, Inc.*	26,450
65,000	Computer Horizons Corp.*	39,000
500	Harrah Entertainment, Inc.	43,466
25,003	Image Entertainment, Inc.*	107,263
1,000	Mac-Gray Corp.*	12,880
3,819	National Home Health Care Corp.	47,165
8,804	Smithway Motor Xpress Corp.*	84,518
	TOTAL SERVICES	360,742

Transportation by Air - 1.11%
8,000	ABX Air, Inc.*	56,640
	TOTAL TRANSPORTATION BY AIR	56,640

TOTAL FOR COMMON STOCKS (Cost $3,449,845) - 62.69%		$ 3,193,665

BONDS - 0.74%
35,000	Federal Mogul 8.80% 4/15/2007 *	33,004
3,928	United Airlines EETC Ser. 00-2 7.811% 12/01/2011 *	4,475

TOTAL FOR BONDS (Cost $9,476) - 0.74%		$ 37,479

ESCROWED RIGHTS - 0.00%
20,000	Mirant Corp. ESCROW *	0
2,100	Pelcian Financial, Inc. ESCROW *	0
200	Petrolcorp, Inc. ESCROW *	0
50,000	Winn Dixie Stores, Inc. ESCROW *	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		$ 0

REAL ESTATE INVESTMENT TRUSTS - 1.81%
3,971	National Health Realty, Inc.	92,405

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $93,517) - 1.81%		$ 92,405

SHORT TERM INVESTMENTS - 33.55%
1,709,126	Huntington Treasury Money Market IV 4.12% ** (Cost $1,709,126)	1,709,126

TOTAL INVESTMENTS (Cost $5,261,964) - 98.79%		$ 5,032,675

OTHER ASSETS LESS LIABILITES - 1.21%		61,629

NET ASSETS - 100.00%		$ 5,094,304

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,261,964 amounted to $229,290, which consisted of aggregate gross unrealized appreciation of $113,835 and aggregate gross unrealized depreciation of $343,125.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/28/2007